Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating expenses
General and administrative	$ 185,366	$ 155,504	$ 154,007
Professional, other fees and salaries	647,710	424,485	462,124
Recovery of reserve for litigation costs	0	0	(205,788)
Statute barred payables	0	(422,982)	0
Stock-based compensation	41,484	360,044	0
Travel and entertainment	59,504	24,903	23,903
Amortization of property and equipment	25,878	28,033	27,735
Amortization of patents	3,877	8,000	8,123
Foreign exchange loss (gain)	(176,477)	222,553	1,447
Total operating expenses	787,342	800,540	471,551
Other expenses
Accretion expense	1,179,603	1,169,921	1,099,818
Interest expense on convertible debt	469,425	495,809	441,369
Other finance expenses	13,233	84,478	35,500
Loss (gain) on revaluation of derivative liabilities	(409,607)	(2,547,192)	(771,920)
Loss (gain) on conversion of convertible debentures	94,326	(9,506)	96,484
Loss (gain) on repayment of convertible debentures	(47,877)	0	0
Loss (gain) on extinguishment of convertible debentures	200,650	1,018,928	(127,409)
Total other expenses	1,499,753	212,438	773,842
Loss before income tax provision	(2,287,095)	(1,012,978)	(1,245,393)
Income tax provision	0	0	0
Net loss and comprehensive loss	$ (2,287,095)	$ (1,012,978)	$ (1,245,393)
Weighted average number of outstanding shares, basic and diluted (in shares)	451,177,796	422,613,046	377,380,476
Loss per share, basic	$ (0.01)	$ 0	$ 0
Loss per share, diluted	$ (0.01)	$ 0	$ 0